Equity accounted investees	12 Months Ended
Sep. 30, 2022
Equity accounted investees
Equity accounted investees

12.    Equity accounted investees

Investment in
Joint Venture
$'000
Cost
At 1 October 2019	—
Additions	32
At 30 September 2020	32
Additions	—
Foreign exchange on translation	2
At 30 September 2021	34
Additions	—
Foreign exchange on translation	(6)
At 30 September 2022	28

Joint venture

Quantum Keep Limited is a joint venture of Arqit Limited, which is a 100% owned subsidiary of Arqit Quantum Inc.. The registered office is One Fleet Place, London, England, EC4M 7WS. Arqit Ltd jointly holds 50% of shares for the entity. The nature of Quantum Keep Limited’s activities is that of business and domestic software development. Quantum Keep Ltd is a separate vehicle and the Group has a residual interest  in Quantum Keep Ltd as a JV.

Quantum Keep Limited was incorporated on 12 August 2020 with Arqit Ltd. taking a 50% investment in incorporation.

Quantum Keep Limited has no activity relating to continuing or discontinued operations within the year. There was no total comprehensive income.